Performance Management - Goose Hollow Tactical Allocation ETF	Jul. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based market index and supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling (866) 898-6447 and may also be available at www.gham.co.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance table below shows the variability of the Fund’s returns over time, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best quarter:	12/31/2022	11.73%
Worst quarter:	6/30/2022	-11.49%
The Fund’s year-to-date return as of the most recent fiscal quarter, which ended December 31, 2024, was 4.73%.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.73%
Bar Chart, Year to Date Return, Date	Dec. 31, 2024
Highest Quarterly Return, Label [Optional Text]	Best quarter:
Highest Quarterly Return	11.73%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst quarter:
Lowest Quarterly Return	(11.49%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2024)
Performance [Table]
	One Year	Since Inception (since 11/16/21)
Return Before Taxes	4.73%	6.24%
Return After Taxes on Distributions	3.71%	5.53%
Return After Taxes on Distributions and Sale of Fund Shares	2.81%	4.54%
Bloomberg World Large & Mid Cap Index(1)	17.95%	5.24%
60% MSCI World Index and 40% Bloomberg U.S. Aggregate Bond Index(2)(3)	11.78%	3.22%

(1)	The Bloomberg World Large and Mid Cap Index aims to reflect the performance of a portfolio allocating fixed weights to fixed income and equity components. It tracks the performance of large and mid-cap companies across both developed and emerging markets, covering 23 developed and 26 emerging countries. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

(2)	The MSCI World Index is a broad global equity index that represents the performance of large and mid-cap companies in 23 developed markets around the world. The index covers approximately 85% of the free float-adjusted market capitalization in each country represented. Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

(3)	The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, US dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate pass-throughs), ABS and CMBS (agency and non-agency). Index returns, unlike the Fund’s returns, do not reflect any fees or expenses. Investors cannot invest directly in an index.

Index No Deduction for Fees, Expenses, or Taxes [Text]	Index returns, unlike the Fund’s returns, do not reflect any fees or expenses.
Performance Availability Website Address [Text]	www.gham.co
Performance Availability Phone [Text]	(866) 898-6447